Securities Act Registration No. 333-146077

Investment Company Act Registration No. 811-22119

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No.  7

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                   ☐

ACT OF 1940

Amendment No.  8

☒

(Check appropriate box or boxes.)

American Israeli Shared Values Trust

(Exact Name of Registrant as Specified in Charter)

P.O. Box 153

New York, NY  10028

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (866) 745-5955

Jamia C. Jasper

P.O. Box 153

New York, New York  10028

(Name and Address for Agent of Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On Date pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 20th day of April, 2012.

American Israeli Shared Values Trust

By: /s/ Donald S. Mendelsohn

           Donald S. Mendelsohn

           Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the 20th day of April, 2012.

Jamia C. Jasper* (President, Treasurer & Trustee (Principal Executive and Principal Financial Officer))

Richard Chase, Trustee*

Michael G. Landsman, Trustee*

Adi Scop, Trustee*

*By: /s/ Donald S. Mendelsohn

           Donald S. Mendelsohn

           Attorney-in-Fact

EXHIBIT INDEX

Index No.

…Description of Exhibit

1. EX-101.INS	…...…………….……………………...XBRL Instance Document
2. EX-101.SCH	……..………..…XBRL Taxonomy Extension Schema Document
3. EX-101.CAL	…..….………..XBRL Taxonomy Extension Calculation Linkbase
4. EX-101.DEF	…..…….………XBRL Taxonomy Extension Definition Linkbase
5. EX-101.LAB	…..…….…………..XBRL Taxonomy Extension Labels Linkbase
6. EX-101.PRE	…..…..………XBRL Taxonomy Extension Presentation Linkbase